TAXES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Individual income taxes payable	$ 19,466	$ 30,594
Total taxes payable	$ 19,466	$ 30,594